Accumulated Other Comprehensive Income (Loss) (Tables)	12 Months Ended
Mar. 31, 2018
Equity [Abstract]
Changes in Components of Accumulated Other Comprehensive Income (Loss)

Changes in each component of accumulated other comprehensive income (loss) attributable to ORIX Corporation Shareholders in fiscal 2016, 2017 and 2018 are as follows:

	Millions of yen
	Net unrealized gains (losses) on investment in securities	Defined benefit pension plans	Foreign currency translation adjustments	Net unrealized gains (losses) on derivative instruments	Accumulated other comprehensive income (loss)
Balance at March 31, 2015	¥50,330	¥(19,448)	¥431	¥(940)	¥30,373

Net unrealized gains (losses) on investment in securities, net of tax of ¥(3,579) million	14,593				14,593
Reclassification adjustment included in net income, net of tax of ¥9,582 million	(17,714)				(17,714)
Defined benefit pension plans, net of tax of ¥2,969 million		(4,440)			(4,440)
Reclassification adjustment included in net income, net of tax of ¥(15) million		317			317
Foreign currency translation adjustments, net of tax of ¥2,921 million			(27,763)		(27,763)
Reclassification adjustment included in net income, net of tax of ¥0 million			806		806
Net unrealized gains (losses) on derivative instruments, net of tax of ¥2,037 million				(4,901)	(4,901)
Reclassification adjustment included in net income, net of tax of ¥(341) million				838	838

Total other comprehensive income (loss)	(3,121)	(4,123)	(26,957)	(4,063)	(38,264)

Less: Other Comprehensive Income (Loss) Attributable to the Noncontrolling Interest	24	313	(2,679)	(246)	(2,588)

Less: Other Comprehensive Income Attributable to the Redeemable Noncontrolling Interests	0	0	919	0	919

Balance at March 31, 2016	¥47,185	¥(23,884)	¥(24,766)	¥(4,757)	¥(6,222)

Net unrealized gains (losses) on investment in securities, net of tax of ¥(1,962) million	(470)				(470)
Reclassification adjustment included in net income, net of tax of ¥8,255 million	(14,456)				(14,456)
Defined benefit pension plans, net of tax of ¥(2,422) million		7,226			7,226
Reclassification adjustment included in net income, net of tax of ¥(160) million		444			444
Foreign currency translation adjustments, net of tax of ¥9,385 million			(6,570)		(6,570)
Reclassification adjustment included in net income, net of tax of ¥(809) million			602		602
Net unrealized gains (losses) on derivative instruments, net of tax of ¥(788) million				2,020	2,020
Reclassification adjustment included in net income, net of tax of ¥559 million				(1,694)	(1,694)

Total other comprehensive income (loss)	(14,926)	7,670	(5,968)	326	(12,898)

Transaction with noncontrolling interests	12	(954)	(4,245)	0	(5,187)

Less: Other Comprehensive Income (Loss) Attributable to the Noncontrolling Interest	(8)	162	(3,185)	52	(2,979)

Less: Other Comprehensive Income (Loss) Attributable to the Redeemable Noncontrolling Interests	0	0	(58)	0	(58)

Balance at March 31, 2017	¥32,279	¥(17,330)	¥(31,736)	¥(4,483)	¥(21,270)

	Millions of yen
	Net unrealized gains (losses) on investment in securities	Defined benefit pension plans	Foreign currency translation adjustments	Net unrealized gains (losses) on derivative instruments	Accumulated other comprehensive income (loss)
Balance at March 31, 2017	¥32,279	¥(17,330)	¥(31,736)	¥(4,483)	¥(21,270)

Net unrealized gains (losses) on investment in securities, net of tax of ¥2,045 million	(2,408)				(2,408)
Reclassification adjustment included in net income, net of tax of ¥9,039 million	(20,426)				(20,426)
Defined benefit pension plans, net of tax of ¥888 million		(2,893)			(2,893)
Reclassification adjustment included in net income, net of tax of ¥23 million		(69)			(69)
Foreign currency translation adjustments, net of tax of ¥2,813 million			(1,387)		(1,387)
Reclassification adjustment included in net income, net of tax of ¥(1,296) million			(568)		(568)
Net unrealized gains (losses) on derivative instruments, net of tax of ¥(1,120) million				3,820	3,820
Reclassification adjustment included in net income, net of tax of ¥981 million				(3,041)	(3,041)

Total other comprehensive income (loss)	(22,834)	(2,962)	(1,955)	779	(26,972)

Transaction with noncontrolling interests	0	0	(1)	0	(1)

Less: Other Comprehensive Income (Loss) Attributable to the Noncontrolling Interest	(88)	22	(1,537)	34	(1,569)

Less: Other Comprehensive Income (Loss) Attributable to the Redeemable Noncontrolling Interests	0	0	(416)	0	(416)

Reclassification of change in accounting standards	932	(173)	(67)	0	692

Balance at March 31, 2018	¥10,465	¥(20,487)	¥(31,806)	¥(3,738)	¥(45,566)

Amounts Reclassified to Net Income from Accumulated Other Comprehensive Income (loss)

Amounts reclassified to net income from accumulated other comprehensive income (loss) for fiscal 2016, 2017 and 2018 are as follows:

	March 31, 2016
Details about accumulated other comprehensive income components	Reclassification adjustment included in net income	Consolidated statements of income caption
	Millions of yen
Net unrealized gains (losses) on investment in securities
Sales of investment securities	¥25,673	Gains on investment securities and dividends
Sales of investment securities	6,453	Life insurance premiums and related investment income
Amortization of investment securities	(182)	Finance revenues
Amortization of investment securities	(1,584)	Life insurance premiums and related investment income
Others	(3,064)	Write-downs of securities and other

	27,296	Total before income tax
	(9,582)	Income tax (expense) or benefit

	¥17,714	Net of tax

Defined benefit pension plans
Amortization of prior service credit	¥1,041	See Note 17 “Pension Plans”
Amortization of net actuarial loss	(1,321)	See Note 17 “Pension Plans”
Amortization of transition obligation	(52)	See Note 17 “Pension Plans”

	(332)	Total before income tax
	15	Income tax (expense) or benefit

	¥(317)	Net of tax

Foreign currency translation adjustments
Sales or liquidation	¥(806)	Gains on sales of subsidiaries and affiliates and liquidation losses, net

	(806)	Total before income tax
	0	Income tax (expense) or benefit

	¥(806)	Net of tax

Net unrealized gains (losses) on derivative instruments
Interest rate swap agreements	¥(27)	Finance revenues/Interest expense
Foreign exchange contracts	2,608	Other (income) and expense, net
Foreign currency swap agreements	(3,760)	Finance revenues/Interest expense/ Other (income) and expense, net

	(1,179)	Total before income tax
	341	Income tax (expense) or benefit

	¥(838)	Net of tax

	March 31, 2017
Details about accumulated other comprehensive income components	Reclassification adjustment included in net income	Consolidated statements of income caption
	Millions of yen
Net unrealized gains (losses) on investment in securities
Sales of investment securities	¥16,404	Gains on investment securities and dividends
Sales of investment securities	14,297	Life insurance premiums and related investment income
Amortization of investment securities	(648)	Finance revenues
Amortization of investment securities	(1,125)	Life insurance premiums and related investment income
Others	(6,217)	Write-downs of securities and other

	22,711	Total before income tax
	(8,255)	Income tax (expense) or benefit

	¥14,456	Net of tax

Defined benefit pension plans
Amortization of prior service credit	¥1,021	See Note 17 “Pension Plans”
Amortization of net actuarial loss	(1,576)	See Note 17 “Pension Plans”
Amortization of transition obligation	(49)	See Note 17 “Pension Plans”

	(604)	Total before income tax
	160	Income tax (expense) or benefit

	¥(444)	Net of tax

Foreign currency translation adjustments
Sales or liquidation	¥(1,411)	Gains on sales of subsidiaries and affiliates and liquidation losses, net

	(1,411)	Total before income tax
	809	Income tax (expense) or benefit

	¥(602)	Net of tax

Net unrealized gains (losses) on derivative instruments
Interest rate swap agreements	¥7	Finance revenues/Interest expense
Foreign exchange contracts	(136)	Other (income) and expense, net
Foreign currency swap agreements	2,382	Finance revenues/Interest expense/ Other (income) and expense, net

	2,253	Total before income tax
	(559)	Income tax (expense) or benefit

	¥1,694	Net of tax

	March 31, 2018
Details about accumulated other comprehensive income components	Reclassification adjustment included in net income	Consolidated statements of income caption
	Millions of yen
Net unrealized gains (losses) on investment in securities
Sales of investment securities	¥27,158	Gains on investment securities and dividends
Sales of investment securities	4,228	Life insurance premiums and related investment income
Amortization of investment securities	(735)	Finance revenues
Amortization of investment securities	(504)	Life insurance premiums and related investment income
Others	(682)	Write-downs of securities and other

	29,465	Total before income tax
	(9,039)	Income tax (expense) or benefit

	¥20,426	Net of tax

Defined benefit pension plans
Amortization of prior service credit	¥1,035	See Note 17 “Pension Plans”
Amortization of net actuarial loss	(894)	See Note 17 “Pension Plans”
Amortization of transition obligation	(49)	See Note 17 “Pension Plans”

	92	Total before income tax
	(23)	Income tax (expense) or benefit

	¥69	Net of tax

Foreign currency translation adjustments
Sales or liquidation	¥(728)	Gains on sales of subsidiaries and affiliates and liquidation losses, net

	(728)	Total before income tax
	1,296	Income tax (expense) or benefit

	¥568	Net of tax

Net unrealized gains (losses) on derivative instruments
Interest rate swap agreements	¥132	Finance revenues/Interest expense
Foreign exchange contracts	(20)	Other (income) and expense, net
Foreign currency swap agreements	3,910	Finance revenues/Interest expense/ Other (income) and expense, net

	4,022	Total before income tax
	(981)	Income tax (expense) or benefit

	¥3,041	Net of tax